Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Reverse stock split and Shareholders' Equity [Abstract]
Shareholders' Equity
15.	Shareholders’ Equity

On April 27, 2005, the Company filed amended Articles of Incorporation in the Marshall Islands, whereby the name of the Company was changed from Adventure Holdings S.A. to FreeSeas Inc.

The authorized number of shares was increased to 45,000,000, of which 40,000,000 would be common stock with a par value of $.001 per share and 5,000,000 blank check preferred stock with a par value of $.001 per share. On September 17, 2009, the Company’s shareholders approved at the Annual Meeting of Shareholders an amendment to the Company’s Articles of Incorporation to increase the number of authorized shares of common stock from 40,000,000 to 250,000,000 shares, par value $0.001 per share.

On July 28, 2009, the Company completed the registered offering of 200,823 shares of common stock (as adjusted to reflect the effect of reverse stock split), which includes 26,194 shares (as adjusted to reflect the effect of reverse stock split) issued pursuant to the underwriter’s over-allotment option. The offering resulted in net proceeds of $16,244, after deducting underwriting fees and offering expenses. Proceeds from the offering were used primarily for the acquisition of the drybulk vessel M/V Free Neptune as discussed in Note 5 above, for general working capital purposes, and an amount of $1,691 was applied against the outstanding balance with Deutsche Bank Nederland. The shares were sold under the Company’s previously filed shelf registration statement, which was declared effective by the Securities and Exchange Commission on May 14, 2008.

On December 9, 2011, the Company received a deficiency letter from NASDAQ stating that, because the Company’s common stock has not maintained a minimum bid price of $1.00 per a share for the last 30 consecutive business days, the Company was no longer in compliance with NASDAQ Listing Rule Section 5450(a)(1). In order to regain compliance, the Company has until June 4, 2012 for the closing bid price of its common stock to meet or exceed $1.00 for a minimum of 10 consecutive business days. On January 6, 2012, the Company received a deficiency letter from NASDAQ stating that, because the Company has not maintained a minimum Market Value of Publicly Held Shares (the “MVPHS”) of $5,000 for the last 30 consecutive business days, the Company is no longer in compliance with NASDAQ Listing Rule Section 5450(b)(1)(C). In order to regain compliance, the Company had until July 2, 2012 for the Company’s MVPHS to meet or exceed $5,000 for a minimum of 10 consecutive business days. By letter dated February 29, 2012, the Company received notice from NASDAQ that it has regained compliance with Listing Rules 5450(a)(1) and 5450(b)(1)(C), since for the last 10 consecutive business days, from February 14, 2012 to February 28, 2012, the closing bid price of the Company’s common stock has been at $1.00 per share or greater and the Company’s minimum market value of publicly held shares has been $5,000 or greater, respectively.

The Company received letters dated June 21, 2012 and June 25, 2012 from NASDAQ stating that for the previous 30 consecutive business days, the bid price of the Company' common stock closed below the minimum $1.00 per share and the market value of the Company' publicly held common stock, or MVPHS, was below the minimum of $5,000. These are both requirements for continued listing on the NASDAQ Global Market pursuant to NASDAQ Marketplace Rules 5450(a)(1), the Minimum Bid Price Rule, and 5450(b)(1), the MVPHS Rule, respectively. These letters have no immediate effect on the listing of the Company's common stock. The Company has been provided a grace period of 180 calendar days to regain compliance by maintaining a closing bid price of at least $1.00 per share (which grace period ends December 18, 2012) and a closing MVPHS of $5,000 or more for a minimum of ten consecutive business days (which grace period ends December 24, 2012). If at any time before those dates, the bid price of the Company' common stock closes at $1.00 per share or more and its MVPHS closes at $5,000 or more for a minimum of 10 consecutive business days, NASDAQ will notify the Company that it has achieved compliance with the Minimum Bid Price Rule and the MVPHS Rule. The Company was granted an initial six month period, or until December 24, 2012, to regain compliance with the minimum bid price rule, unless it was able to obtain an extension of the deadline to regain compliance.

In December 2012, the Company applied to NASDAQ to transfer the listing of the Company's common stock from The NASDAQ Global Market to The NASDAQ Capital Market. To transfer to the NASDAQ Capital Market, the Company was required to meet all of the continued listing requirements of the NASDAQ Capital Market, except for the minimum bid price. One of the continued listing requirements of the NASDAQ Capital Market is to have a MVPHS of $1,000. Such a transfer would have granted the Company an additional six month period to regain compliance with the minimum bid price.

On December 19, 2012, the Company received notification from NASDAQ that on December 18, 2012, it failed to meet all continued listing criteria for the NASDAQ Capital Market, as its MVPHS was $897. As a result, the notice indicated that the Company’s common stock would be delisted from NASDAQ. The Company appealed that decision and the appeals hearing was scheduled for February 21, 2013 (for recent developments, please see Note 17 below).

On May 11, 2012, the Company entered into a Standby Equity Distribution Agreement, or SEDA, with YA Global Master SPV Ltd., or YA Global, a fund managed by Yorkville Advisors, LLC, pursuant to which, for a 24-month period, the Company has the right to sell up to $3.2 million of shares of the Company’s common stock. The SEDA entitles the Company to sell and obligates YA Global to purchase, from time to time over a period of 24 months, shares of the Company’s common stock for cash consideration up to an aggregate of $3.2 million, subject to conditions the Company must satisfy as set forth in the SEDA. For each share of common stock purchased under the SEDA, YA Global will pay 96% of the lowest daily volume weighted average price during the pricing period, which is the five consecutive trading days after the Company delivers an advance notice to YA Global. Each such advance may be for an amount not to exceed the greater of $200 or 100% of the average daily trading volume of the Company’s common stock for the 10 consecutive trading days prior to the notice date. The Company registered the resale by YA Global of up to 183,972 shares of its common stock. As of December 31, 2012, the Company had sold all the shares of its common stock under the SEDA for aggregate proceeds of $432. Pursuant to the terms of the SEDA, the Company cannot deliver any further advance notices until such time as the Company files and has declared effective a new registration statement covering the resale of additional shares of its common stock by YA Global.

On August 21, 2012, pursuant to the terms of a Note Purchase Agreement dated May 11, 2012 between the Company and YA Global, the Company raised an aggregate of $250 from the sale of a promissory note pursuant to the Note Purchase Agreement. The note was expected to be repaid in 10 equal weekly installments and matures 90 days from the date of funding. Thereafter, the Company requested an extension of the repayment schedule which was granted. As of December 31, 2012, the outstanding balance under the Note Purchase Agreement totaled $75.

On August 10, 2012, pursuant to the approval of the Company’s Board of Directors at its April 2012 meeting, the Company issued 166,069 shares of its common stock to the Manager in payment of the $926 in unpaid fees due to the Manager for the first quarter of 2012 and 19,964 shares of its common stock to its non-executive directors in payment of $155 in unpaid Board fees for the last three quarters of 2011.

On September 11, 2012, the Company’s Audit Committee approved the retention of Sherb & Co., LLP, or Sherb, as our independent registered public accounting firm for the fiscal year ending December 31, 2012, and dismissed Ernst & Young (Hellas) Certified Auditors Accountants S.A. (“E&Y”).

On October 11, 2012, pursuant to the approval of the Company’s Board of Directors at its October 2012 meeting, the Company issued 219,650 shares of its common stock to the Manager in payment of the $807 in unpaid fees due to the Manager for the third quarter of 2012 and 32,679 shares of its common stock to its non-executive directors in payment of $152 in unpaid Board fees for the first, second and third quarter of 2012.

On October 11, 2012, the Company entered into an Investment Agreement, or Dutchess Agreement, with Dutchess Opportunity Fund, II, LP, or Dutchess, a fund managed by Dutchess Capital Management, II, LLC, pursuant to which, for a 36-month period, the Company has the right to sell up to 235,296 shares of our common stock. The Dutchess Agreement entitles the Company to sell and obligates Dutchess to purchase, from time to time over a period of 36 months, up to 235,296 shares of its common stock, subject to conditions the Company must satisfy as set forth in the Dutchess Agreement. For each share of common stock purchased under the Dutchess Agreement, Dutchess will pay 98% of the lowest daily volume weighted average price during the pricing period, which is the five consecutive trading days commencing on the day the Company delivers a put notice to Dutchess. Each such put may be for an amount not to exceed the greater of $200 or 200% of the average daily trading volume of the Company’s common stock for the three consecutive trading days prior to the put notice date, multiplied by the average of the three daily closing prices immediately preceding the put notice date, subject to a 9.99% blocker provision. The Company registered the resale by Dutchess of up to 235,296 shares of its common stock. As of December 31, 2012, the Company had sold 92,933 shares of its common stock under the Dutchess Agreement for aggregate proceeds of $91.

Common Stock Dividends

During the year ended December 31, 2012, 2011 and 2010, the Company did not declare or pay any dividends.